Significant accounting policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Significant accounting policies
3. Significant accounting policies:

(a)    Basis of presentation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). In the statement of operations and comprehensive loss, certain prior period figures have been adjusted to conform to current period presentation.

(b)    Foreign currency translation:

The Company’s functional currency is the Canadian dollar and its reporting currency for its consolidated financial statement presentation is the United States dollar ("U.S. Dollar"). The functional currencies for the Company's subsidiaries include the following: U.S. Dollar, Canadian Dollar, Euro, Argentina Peso, Chinese Renminbi (“RMB”), Swedish Krona, Indian Rupee and Polish Zloty. The Company translates assets and liabilities of non-U.S. dollar functional currency operations using the period end exchange rates, shareholders’ equity balances using the weighted average of historical exchange rates, and revenues and expenses using the monthly average rate for the period with the resulting exchange differences recognized in other comprehensive loss.
3. Significant accounting policies (continued):

Transactions that are denominated in currencies other than the functional currencies of the Company’s or its subsidiaries' operations are translated at the rates in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated to the applicable functional currency at the exchange rates in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the consolidated statements of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive loss until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. For the years presented, the Company used the following exchange rates:

	Year-end exchange rate as at:		Average for the year ended:
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Canadian dollar	1.44	1.32	1.37	1.35
Euro	0.96	0.90	0.92	0.92
RMB	7.30	7.10	7.20	7.08
Polish Zloty	4.12	3.92	3.98	4.59
Swedish Krona	11.03	10.04	10.57	10.60
Indian Rupee	85.60	83.18	83.66	82.57
Argentine Peso	1,032.12	806.72	910.42	285.97

(c)    Cash and cash equivalents (including restricted cash):

Cash and cash equivalents include cash on hand, term deposits, banker acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired. Cash and cash equivalents at December 31, 2024 include restricted cash of $406 (2023 - $103). Restricted cash at December 31, 2024 and 2023 is related to cash used to secure a letter of credit.
(d)    Accounts receivable, net:

The accounts receivable balance reflects invoiced and accrued revenue and is presented net of an allowance for credit losses. The Company expects most of its accounts receivable balances to continue to come from large customers as it supplies the majority of its products and services through a network of distributors and OEMs and provides Delayed OEM ("DOEM") services. The Company establishes current expected credit losses ("CECL") for pools of assets with similar risk characteristics by evaluating historical levels of credit losses, current economic conditions that may affect a customer's ability to pay, and creditworthiness of significant customers. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer's inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer's operating results or financial position, and payment experiences), the Company records a specific credit loss provision to reduce the customer's related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company's estimates of the recoverability of accounts receivable balances could be further adjusted.
3. Significant accounting policies (continued):

(e)    Inventories:

The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and materials. Inventories are recorded at the lower of cost and net realizable value. Cost is determined based on the lower of weighted average cost or first in, first out. The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead, including depreciation. The Company records inventory write-downs based on an analysis of excess and obsolete inventories determined primarily by future demand forecasts. In addition, the Company records a liability for firm, noncancellable, and unconditional purchase commitments with manufacturers for quantities in excess of the Company’s future demand forecast consistent with its valuation of excess and obsolete inventory.

(f)    Property, plant and equipment:

Property, plant and equipment are stated at cost.  Depreciation is provided for as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	5 - 10 years
Leasehold improvements	Straight-line	Shorter of lease term or estimated useful life

Depreciation expense on machinery and equipment used in the production and manufacturing process is included in cost of revenue. All other depreciation is included in depreciation and amortization expense in the consolidated statements of operations and comprehensive loss.

(g)    Long-term investments:

The Company accounts for investments in which it has significant influence, including variable interest entities ("VIEs") for which the Company is not the primary beneficiary, using the equity method of accounting. Under the equity method, the Company recognizes its share of income or loss from equity accounted investees in the statement of operations with a corresponding change in long-term investments. Any additional capital contributions to investees are capitalized and any dividends paid or payable are credited against long-term investments.

The Company identified HPDI Technology LP and HPDI Technology AB as VIEs, as the entities are dependent on funding from their owners. The funding and ownership interests of the entities are split on a 55/45 basis between the owners of the VIEs. The voting rights and power to exercise control is shared equally on a 50/50 basis between the owners of the VIEs. Therefore, the Company has determined that it is not the primary beneficiary of the VIEs. The Company's maximum exposure to loss are its investments in HPDI Technology LP and HPDI Technology AB and the current outstanding accounts receivables balances.
3. Significant accounting policies (continued):

(h)    Financial liabilities:

Accounts payable and accrued liabilities, short-term debt, long-term debt and long-term royalty payable are measured at amortized cost. Transaction costs relating to long-term debt are netted against long-term debt and are amortized using the effective interest rate method.

(i)    Research and development costs:

Research and development costs are expensed as incurred and are recorded net of funding received or receivable.
(j)    Intangible assets:

Intangible assets consist primarily of the estimated value of intellectual property, trademarks, technology, customer contracts and non-compete agreements acquired through acquisitions. Intangible assets are amortized over their estimated useful lives, which range from 5 to 20 years.

(k)    Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount. An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

(l)    Goodwill:

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the identifiable assets acquired and liabilities assumed. The fair value is determined using the estimated discounted future cash flows of the reporting unit. Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at December 31. Future adverse changes in market conditions or poor operating results of underlying assets could result in an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.
3. Significant accounting policies (continued):

(m)    Warranty liability:
Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue. The Company provides warranty coverage on products sold from the date the products are put into service by customers. Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period.  Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period. The Company uses historical failure rates and costs to repair defective products to estimate the warranty liability. New product launches require a greater use of judgment in developing estimates until claims experience becomes available. Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch. The Company records warranty expense for new products using historical experience from previous generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter. The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.
(n)    Revenue recognition:

The Company generates revenues primarily from product sales. Product revenues are derived from standard product sales contracts and from long-term fixed price contracts. The Company recognizes revenue when a customer obtains control of the goods. Determining the timing of the transfer of control, at a point in time or over time, requires judgment. On standard product sales contracts, revenues are recognized when customers obtain control of the product, that is when transfer of title and risks and rewards of ownership of goods have passed and when obligation to pay is considered certain. Invoices are generated and revenue is recognized at that point in time. Provisions for warranties are made at the time of sale. Service revenue is recognized over time as performance obligations are satisfied.
(o)    Income taxes:

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on the temporary differences between the accounting basis and tax basis of the assets and liabilities and for loss carry-forwards, tax credits and other tax attributes, using the enacted tax rates in effect for the years in which the differences are expected to reverse. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred income tax assets to the extent the assets are more-likely-than-not to be realized. In making such a determination, the Company considers all available positive and negative evidence including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. If it is determined that, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized, a valuation allowance is provided to reduce the deferred income tax assets.
3. Significant accounting policies (continued):

The Company uses a two-step process to recognize and measure the income tax benefit of uncertain tax positions taken or expected to be taken in a tax return. The tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the position will be sustained upon examination by a tax authority based solely on the technical merits of the position. A tax benefit that meets the more-likely-than-not recognition threshold is measured as the largest amount that is greater than 50% likely to be realized upon settlement with the tax authority. To the extent a full benefit is not expected to be realized, an income tax liability is established. Any change in judgment related to the expected resolution of an uncertain tax position is recognized in the year of such a change.

Interest and penalties related to income taxes are included as a component of income tax expense.

(p)    Leases:

The Company determines if an arrangement is a lease or contains a lease at inception. Operating leases with lease terms greater than 12 months are included in current and non-current assets, current and non-current liabilities in the consolidated balance sheet. Assets under finance leases are included in property, plant and equipment and the related lease liabilities in current and non-current liabilities in the consolidated balance sheets.

Operating lease and finance lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As the rate implicit in the lease is not readily determinable for the Company’s operating leases, an incremental borrowing rate is generally used to determine the present value of future lease payments. The incremental borrowing rate for each lease is based on the Company’s estimated borrowing rate over a similar term to that of the lease payments, adjusted for various factors including collateralization, location and currency.

The operating lease expenses are recognized on a straight-line basis over the lease term and included in cost of revenue and operating expenses. Short-term leases, which have an initial term of 12 months or less, are not recorded in the consolidated balance sheets.

(q)    Stock-based compensation:

The Company measures stock-based awards at fair value on the date of the grant and expense the awards over the requisite service period of employees or consultants. The fair value of stock options is determined using the fair market value at the time of grant. The fair value of restricted stock units (“RSUs") and Deferred Share Units (“DSUs") are determined using the share price of the Company at the date of grant. The fair value of performance based restricted stock units (“PSUs”) is determined using the Monte Carlo Simulation Model. Stock-based compensation expense related to stock option awards is recognized over the requisite service period on a graded vesting basis. Forfeitures are accounted for as they occur. Stock-based awards are either equity settled or cash settled. Cash-settled awards are recorded as a liability based on the Company's share price on the date of grant and remeasured at the end of each reporting period over the vesting term.

The Company’s estimates may be impacted by certain variables including, but not limited to, stock price volatility, employee stock option exercise behaviors, additional stock option grants, the Company’s performance and related tax impacts.
3. Significant accounting policies (continued):

(r)    Earnings (loss) per common share:

Basic earnings or loss per share includes no potential dilution and is computed by dividing the earnings or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings or loss per share reflect the potential dilution of securities that could share in the earnings or loss of our Company. Dilutive securities are excluded from the calculation of our diluted weighted average common shares outstanding if their effect would be anti-dilutive based on the treasury stock method or due to a net loss from continuing operations. Common Shares that have not been released under the Company’s stock based plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings per share.

(s)    Contingent consideration:

The Company may enter into contingent consideration arrangements whereby a buyer pays the seller additional consideration after transaction close upon the achievement of certain milestones, performance-based metrics, or other objectives as agreed to per the terms of the related agreement.

The Company elected to account for contingent considerations that are not identified as derivatives using the loss recovery approach. The Company does not recognize any contingent receivable at inception and will recognize a contingent gain when such gain is realized or realizable.

4. New accounting pronouncements

New accounting standard adopted in 2024:
In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures." It requires incremental disclosures related to an entity's reportable segments, including:
(i) significant segment expense categories and amounts for each reportable segment that are provided to the Chief Operating Decision Maker ("CODM"),
(ii) an aggregate amount and description of other segment items included in each reported measure,
(iii) all annual disclosures about a reportable segment's profit or loss and assets required by Topic 280 to be disclosed in interim periods,
(iv) the title and position of the individual or name of the group identified as the CODM, and
(v) an explanation of how the CODM uses the reported measures of segment profit or loss to assess performance and allocate resources to the segment.
The standard improves transparency by providing disaggregated expense information about an entity's reportable segments. The standard does not change the definition of a segment, the method for determining segments or the criteria for aggregating operating segments into reportable segments. The Company has adopted this guidance in the current year reported and recast the comparative disclosures as required. Refer to Note 22 "Segment Information" of the consolidated financial statements for more information.
4. New accounting pronouncements (continued):
Upcoming accounting standards not yet adopted in 2024:

In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements in Income Tax Disclosures" to enhance the transparency and decision usefulness of income tax disclosures. This amendment requires public companies to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, under the amendment entities are required to disclose the amount of income taxes paid disaggregated by federal, state and foreign taxes, as well as disaggregated by material individual jurisdictions. Finally, the amendment requires entities to disclose income from continuing operations before income tax expense disaggregated between domestic and foreign and income tax expense from continuing operations disaggregated by federal, state and foreign. This guidance is effective for annual reporting periods beginning after December 15, 2024. While this guidance may have an impact on the disclosures, the Company does not expect this guidance to have a material impact on its financial position, operations, and cash flows.

In November 2024, the FASB issued ASU 2024-03, "Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses." It requires entities to disclose, in the notes to the financial statements, specified information related to certain costs and expenses disaggregated by type. The standard improves transparency by providing more detailed information about the component of costs and expenses that would enable users to better understand the major components of an entity's income statement by referencing disclosures in the notes to financial statements. This guidance is effective for annual reporting periods beginning after December 15, 2026. While this guidance may have an impact on the disclosures, the Company does not expect this guidance to have a material impact on its financial position, operations, and cash flows.

Formation of joint venture
5. Formation of joint venture
Cespira
On June 3, 2024, the Company entered into a joint venture agreement with Volvo Group ("Volvo") and contributed certain net assets of its former HPDI business to a newly formed joint venture ("Cespira" formerly the "HPDI Joint Venture"), consisting of two legal entities, HPDI Technology LP and HPDI Technology AB, in which the Company retained a 55% non-controlling interest. Volvo acquired the remaining 45% interest in Cespira for cash consideration of $27,328 plus up to an additional $45,000 in contingent consideration, or earnout, depending on the subsequent performance of the joint venture. The Company did not recognize any contingent consideration receivable at inception. Cespira is jointly controlled by both parties. The Company's former HPDI business continues to operate through the joint venture.

The Company deconsolidated the HPDI business and accounted for the Company's investment in Cespira under the equity method as it is now jointly controlled. Under this accounting method, the Company's initial investment in Cespira was recognized at the fair value of the Company's non-controlling interest. The Company used the income approach to estimate the fair value of the Company's non-controlling interest in Cespira of $35,621. Subsequently, this cost basis will be adjusted for the Company's share of Cespira's net income or loss and other comprehensive income or loss, net of any dividends or distributions received from Cespira.

This table summarizes the fair values of the proceeds received, net assets transferred at carrying value to Cespira, estimated liabilities including working capital adjustment payment owed to Volvo and indirect taxes incurred in certain jurisdictions for the fixed assets transferred, and gain on deconsolidation:

June 3, 2024
Cash proceeds	$27,328
Ownership interest in HPDI Technology LP	25,944
Ownership interest in HPDI Technology AB	9,677
Total proceeds	62,949

Net assets contributed to Cespira	45,687

Other liabilities	2,064

Gain on deconsolidation	$15,198